Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0002098410
Registrant Name	Bluerock Acquisition Corp. II
Registration File Number	333-297691
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES